UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3735



                              The New Economy Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE NEW ECONOMY FUND(R)

Investment portfolio
August 31, 2005                                                       unaudited

                                                                                                                   Market value
Common stocks -- 92.54%                                                                                 Shares            (000)

SOFTWARE & SERVICES -- 12.54%
Google Inc., Class A(1)                                                                                644,000         $184,184
Microsoft Corp.                                                                                      6,380,000          174,812
Yahoo! Inc.(1)                                                                                       3,666,000          122,224
CNET Networks, Inc.(1)                                                                               5,600,000           74,928
Oracle Corp.(1)                                                                                      4,870,000           63,164
First Data Corp.                                                                                     1,484,000           61,660
Novell, Inc.(1)                                                                                      6,276,900           41,302
Paychex, Inc.                                                                                        1,125,000           38,396
Ceridian Corp.(1)                                                                                    1,865,150           37,863
Compuware Corp.(1)                                                                                   4,155,100           37,645
Intuit Inc.(1)                                                                                         800,000           36,672
NAVTEQ Corp.(1)                                                                                        570,200           26,537
Automatic Data Processing, Inc.                                                                        465,000           19,879
Sabre Holdings Corp., Class A                                                                          400,000            7,672
Cadence Design Systems, Inc.(1)                                                                        307,100            4,917
                                                                                                                        931,855

BANKS -- 11.59%
Freddie Mac                                                                                          1,830,000          110,495
HDFC Bank Ltd.(2)                                                                                    6,196,000           90,077
Societe Generale(2)                                                                                    675,500           73,083
Wells Fargo & Co.                                                                                    1,100,000           65,582
ICICI Bank Ltd.(2)                                                                                   4,660,000           51,082
ICICI Bank Ltd. (ADR)                                                                                  400,000            9,352
City National Corp.                                                                                    799,800           57,618
Erste Bank der oesterreichischen Sparkassen AG(2)                                                      900,000           49,914
Pusan Bank(2)                                                                                        5,160,000           49,689
Mitsui Trust Holdings, Inc.(2)                                                                       4,050,000           45,668
Bayerische Hypo- und Vereinsbank AG(1,2)                                                             1,350,000           38,497
ABN AMRO Holding NV(2)                                                                               1,414,988           34,010
Royal Bank of Scotland Group PLC(2)                                                                  1,004,586           29,483
Banco Bradesco SA, preferred nominative                                                                538,000           22,840
UFJ Holdings, Inc.(1,2)                                                                                  3,000           18,878
Daegu Bank, Ltd.(2)                                                                                  1,790,800           18,790
Mizuho Financial Group, Inc.(2)                                                                          3,300           18,412
HSBC Holdings PLC(2)                                                                                   930,624           15,036
Hypo Real Estate Holding AG(2)                                                                         285,000           14,058
Kookmin Bank(2)                                                                                        279,500           14,028
South Financial Group, Inc.                                                                            425,000           12,376
Banco Santander Central Hispano, SA(2)                                                                 659,523            8,082
Banco Itau Holding Financeira SA, preferred nominative                                                  34,000            7,116
Malayan Banking Bhd.(2)                                                                              2,332,600            7,067
                                                                                                                        861,233

RETAILING -- 10.26%
Target Corp.                                                                                         3,650,000          196,187
Lowe's Companies, Inc.                                                                               1,680,000          108,041
IAC/InterActiveCorp(1)                                                                               3,772,500           92,615
Expedia, Inc.(1)                                                                                     3,290,000           73,235
Limited Brands, Inc.                                                                                 2,670,000           58,687
Best Buy Co., Inc.                                                                                   1,050,000           50,043
Yamada Denki Co., Ltd.(2)                                                                              577,000           37,060
CarMax, Inc.(1)                                                                                      1,150,000           36,639
Amazon.com, Inc.(1)                                                                                    850,000           36,295
Gap, Inc.                                                                                            1,487,000           28,268
Kingfisher PLC(2)                                                                                    5,025,000           22,867
Dixons Group PLC(2)                                                                                  3,556,600            9,729
eBay Inc.(1)                                                                                           160,000            6,478
FAST RETAILING CO., LTD.(2)                                                                             77,500            5,938
                                                                                                                        762,082

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.62%
Texas Instruments Inc.                                                                               4,100,000          133,988
Applied Materials, Inc.                                                                              5,275,000           96,585
Taiwan Semiconductor Manufacturing Co. Ltd.(2)                                                      47,475,820           78,151
Maxim Integrated Products, Inc.                                                                      1,800,000           76,770
Novellus Systems, Inc.(1)                                                                            2,010,000           53,888
Analog Devices, Inc.                                                                                 1,300,000           47,385
Altera Corp.(1)                                                                                      1,750,000           38,273
KLA-Tencor Corp.                                                                                       500,000           25,380
Rohm Co., Ltd.(2)                                                                                      250,500           22,987
Integrated Circuit Systems, Inc.(1)                                                                  1,000,000           21,060
Advanced Micro Devices, Inc.(1)                                                                      1,000,000           20,770
Microchip Technology Inc.                                                                              500,000           15,560
Tokyo Electron Ltd.(2)                                                                                 176,000            9,989
                                                                                                                        640,786

TELECOMMUNICATION SERVICES -- 8.33%
Telefonica, SA(2)                                                                                    5,062,880           83,945
Telephone and Data Systems, Inc.                                                                       931,100           38,035
Telephone and Data Systems, Inc., Special Common Shares                                                931,100           35,847
Qwest Communications International Inc.(1)                                                          16,100,000           62,790
Royal KPN NV(2)                                                                                      6,026,500           57,084
Sprint Nextel Corp., Series 1                                                                        2,197,500           56,981
Bharti Tele-Ventures Ltd.(1,2)                                                                       7,858,000           56,486
France Telecom, SA(2)                                                                                1,856,000           56,213
MobileOne Ltd                                                                                       29,783,250           36,829
Telekom Austria AG(2)                                                                                1,484,023           31,293
Vodafone Group PLC(2)                                                                                7,900,000           21,652
China Unicom Ltd.(2)                                                                                25,000,000           20,784
Maxis Communications Bhd.(2)                                                                         6,200,700           15,640
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(2)                          28,559,000           14,358
Deutsche Telekom AG(2)                                                                                 638,600           12,173
Portugal Telecom, SGPS, SA(2)                                                                        1,206,000           11,476
KDDI Corp.(2)                                                                                            1,427            7,552
                                                                                                                        619,138

MEDIA -- 7.93%
Time Warner Inc.                                                                                     7,500,000          134,400
Liberty Global, Inc., Class A(1)                                                                     2,520,194          127,900
Liberty Media Corp., Class A(1)                                                                     11,260,000           93,571
News Corp. Inc., Class A                                                                             4,305,629           69,794
Reader's Digest Assn., Inc., Class A                                                                 2,640,000           42,926
Walt Disney Co.                                                                                      1,300,000           32,747
Arbitron Inc.                                                                                          670,520           28,162
Grupo Televisa, SA, ordinary participation certificates (ADR)                                          345,000           21,666
Discovery Holding Co., Class A(1)                                                                    1,213,000           18,365
Schibsted ASA                                                                                          525,000           14,564
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                             775,461            3,141
SET India Ltd.(1,2,3)                                                                                   31,400            1,597
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                         1,775,000                --
                                                                                                                        588,833

ENERGY -- 5.02%
Schlumberger Ltd.                                                                                    1,475,000          127,189
Weatherford International Ltd.(1)                                                                    1,000,000           67,710
Noble Corp.                                                                                            850,000           60,605
Baker Hughes Inc.                                                                                      900,000           52,875
BJ Services Co.                                                                                        750,000           47,310
Smith International, Inc.                                                                              500,000           17,370
                                                                                                                        373,059

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.75%
Cisco Systems, Inc.(1)                                                                               4,329,200           76,281
Corning Inc.(1)                                                                                      3,050,000           60,878
Nidec Corp.(2)                                                                                         275,000           31,195
Nokia Corp., Class A(2)                                                                              1,900,000           30,010
Andrew Corp.(1)                                                                                      2,500,000           28,825
Symbol Technologies, Inc.                                                                            2,000,000           18,360
Sanmina-SCI Corp.(1)                                                                                 2,600,000           13,182
International Business Machines Corp.                                                                  135,000           10,884
Flextronics International Ltd.(1)                                                                      700,000            9,142
                                                                                                                        278,757

COMMERCIAL SERVICES & SUPPLIES -- 3.65%
Rentokil Initial PLC(2)                                                                             21,500,000           63,134
United Stationers Inc.(1)                                                                            1,231,300           57,748
Robert Half International Inc.                                                                       1,500,000           50,520
Monster Worldwide Inc.(1)                                                                            1,410,000           44,049
Vedior NV(2)                                                                                         1,501,852           21,816
SIRVA, Inc.(1)                                                                                       1,758,800           17,746
Allied Waste Industries, Inc.(1)                                                                     2,000,000           15,960
                                                                                                                        270,973

HEALTH CARE EQUIPMENT & SERVICES -- 2.61%
Express Scripts, Inc.(1)                                                                               990,000           57,281
HCA Inc.                                                                                               850,000           41,905
AmerisourceBergen Corp.                                                                                400,000           29,868
Aetna Inc.                                                                                             340,000           27,088
Caremark Rx, Inc.(1)                                                                                   300,000           14,019
Henry Schein, Inc.(1)                                                                                  326,650           13,618
Alfresa Holdings Corp.(2)                                                                              240,000           10,029
                                                                                                                        193,808

DIVERSIFIED FINANCIALS -- 2.55%
Capital One Financial Corp.                                                                            750,000           61,680
Citigroup Inc.                                                                                         900,000           39,393
Bank of New York Co., Inc.                                                                             925,000           28,277
J.P. Morgan Chase & Co.                                                                                700,000           23,723
CapitalSource Inc.(1)                                                                                1,051,000           20,810
ING Groep NV(2)                                                                                        531,910           15,474
                                                                                                                        189,357

INSURANCE -- 2.41%
American International Group, Inc.                                                                   1,363,985           80,748
PartnerRe Holdings Ltd.                                                                                540,000           32,778
W.R. Berkley Corp.                                                                                     800,000           28,392
Willis Group Holdings Ltd.                                                                             560,000           19,600
XL Capital Ltd., Class A                                                                               250,000           17,375
                                                                                                                        178,893

CONSUMER SERVICES -- 2.05%
Carnival Corp., units                                                                                2,500,000          123,350
Outback Steakhouse, Inc.                                                                               700,000           29,127
                                                                                                                        152,477

FOOD & STAPLES RETAILING -- 1.57%
Wal-Mart de Mexico, SA de CV, Series V                                                               9,800,000           42,596
Costco Wholesale Corp.                                                                                 700,000           30,408
Koninklijke Ahold NV(1,2)                                                                            2,200,000           19,573
Walgreen Co.                                                                                           350,000           16,216
Tesco PLC(2)                                                                                         1,350,000            7,971
                                                                                                                        116,764

TRANSPORTATION -- 1.45%
Singapore Post Private Ltd.(2)                                                                      59,700,000           36,264
Southwest Airlines Co.                                                                               2,180,000           29,038
Qantas Airways Ltd.(2)                                                                               8,034,484           19,483
Transurban Group(1,2)                                                                                3,248,737           17,559
SembCorp Logistics Ltd.(2)                                                                           5,706,560            5,488
                                                                                                                        107,832

UTILITIES -- 1.28%
Reliance Energy Ltd.                                                                                 4,410,003           57,152
Hong Kong and China Gas Co. Ltd.(2)                                                                 10,042,000           20,223
E.ON AG(2)                                                                                             113,000           10,818
Veolia Environnement(2)                                                                                178,200            7,288
                                                                                                                         95,481

MATERIALS -- 0.93%
Nitto Denko Corp.(2)                                                                                 1,077,000           68,785

CONSUMER DURABLES & APPAREL -- 0.55%
Garmin Ltd.                                                                                            700,000           40,530

CAPITAL GOODS -- 0.53%
MSC Industrial Direct Co., Inc., Class A                                                               929,100           32,519
Hi-P International Ltd.(2)                                                                           7,770,000            6,586
                                                                                                                         39,105

FOOD, BEVERAGE & TOBACCO -- 0.11%
Coca-Cola West Japan Co. Ltd.(2)                                                                       365,000            8,292

MISCELLANEOUS -- 4.81%
Other common stocks in initial period of acquisition                                                                    357,529


Total common stocks (cost: $5,990,124,000)                                                                            6,875,569


                                                                                                     Shares or
Convertible securities -- 0.49%                                                               principal amount

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.49%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                 $35,000,000           36,356

SOFTWARE & SERVICES -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,2,3)                                    3,500,000               51


Total convertible securities (cost: $36,466,000)                                                                         36,407


                                                                                              Principal amount
Short-term securities -- 6.99%                                                                           (000)

Wal-Mart Stores Inc. 3.31%-3.47% due 9/7-9/20/2005(3)                                                  $67,296           67,203
CAFCO, LLC 3.60%-3.71% due 10/7-11/4/2005(3)                                                            49,700           49,443
DuPont (E.I.) de Nemours & Co. 3.47%-3.55% due 9/19-10/13/2005                                          49,000           48,850
Edison Asset Securitization LLC 3.38% due 9/6/2005(3)                                                   25,000           24,986
General Electric Capital Corp. 3.56% due 9/1/2005                                                       22,900           22,898
Coca-Cola Co. 3.44%-3.46% due 9/21/2005                                                                 42,200           42,115
Federal Home Loan Bank 3.16%-3.29% due 9/2/2005                                                         39,500           39,493
Procter & Gamble Co. 3.50% due 9/26/2005(3)                                                             28,000           27,929
Three Pillars Funding, LLC 3.51% due 9/6/2005(3)                                                        24,000           23,986
Abbott Laboratories Inc. 3.51% due 10/4/2005(3)                                                         22,800           22,724
Freddie Mac 3.54%-3.59% due 10/31/2005                                                                  22,200           22,066
Verizon Network Funding Corp. 3.47% due 9/20/2005                                                       21,500           21,458
Caterpillar Financial Services Corp. 3.47% due 9/19/2005                                                20,700           20,662
Triple-A One Funding Corp. 3.38%-3.47% due 9/6/2005(3)                                                  18,800           18,789
Anheuser-Busch Companies, Inc. 3.54% due 9/28/2005(3)                                                   18,800           18,748
NetJets Inc. 3.45%-3.59% due 9/27-10/12/2005(3)                                                         12,900           12,860
BellSouth Corp. 3.47% due 9/29/2005(3)                                                                  11,800           11,767
Park Avenue Receivables Co., LLC 3.52%-3.55% due 10/4/2005(3)                                           10,500           10,465
Gannett Co. 3.56% due 10/18/2005(3)                                                                      9,000            8,957
Variable Funding Capital Corp. 3.44% due 9/22/2005(3)                                                    4,000            3,992

Total short-term securities (cost: $519,390,000)                                                                        519,391


Total investment securities (cost: $6,545,980,000)                                                                    7,431,367
Other assets less liabilities                                                                                            (1,504)

Net assets                                                                                                           $7,429,863


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At August 31, 2005, 65 of the fund's securities including those in "Miscellaneous" (with aggregate value of $1,685,005,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $306,638,000, which represented 4.13% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                    $1,471,210
Gross unrealized depreciation on investment securities                                                      (585,905)
Net unrealized appreciation on investment securities                                                         885,305
Cost of investment securities for federal income tax purposes                                              6,546,063



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: October 28, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: October 28, 2005